TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of significant components of provision for income taxes on earnings

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current:	2,274	237	—
Deferred:	(5,918)	(3,457)	—
Income tax benefits	(3,644)	(3,220)	—

Schedule of principal components of the group's deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax asset:
Accrued expense	520	749
Allowance for doubtful accounts	2,036	2,128
Depreciation	409	584
Lease Liability	42,389	15,367
Tax loss carried forward	25,560	41,233
Total deferred tax assets	70,914	60,061
Valuation allowance	(28,547)	(45,375)
Deferred tax assets, net of valuation allowance	42,367	14,686

Deferred tax liabilities:
- Unrealized gain on acquisition/disposal	1,282	1,351
- Right-of-use assets	41,085	13,335
Total deferred tax liabilities	42,367	14,686
Deferred tax assets, net of valuation allowance and deferred tax liabilities	—	—

Summary of amounts and expiration dates of operating loss carried forwards

Amount
RMB
2023	—
2024	—
2025	—
2026	—
2027 and thereafter	302,095
Total	302,095

Schedule of roll-forward of the valuation allowance

	As of December 31,
	2021	2022
	RMB	RMB
Balance at beginning of the year	18,299	28,547
Allowance made during the year	10,248	16,828
Reversals	—	—
NOL expire	—	—
Balance at end of the year	28,547	45,375

Summary of reconciliation between total income tax expense and the amount computed by applying the US statutory income tax rate to income before income taxes

	Years ended December 31,
	2020	2021	2022
	%	%	%
Weighted average statutory income tax rate	(21)%	(21)%	(21)%
States taxes, net of federal benefit	(9)%	(2)%	(5)%
Tax effect of non-deductible expenses	10%	(7)%	(4)%
Tax effect of tax-exempt entities	(60)%	—%	4%
Changes in valuation allowance	48%	23%	26%
Effective tax rate	(32)%	(7)%	—%

Summary of Income /(loss) before income taxes from continuing operations is attributable to the following geographic locations

	Year ended December 31,
	2020	2021	2022
United States	(43,746)	(42,930)	(50,387)
Foreign	32,428	(2,915)	(13,429)
Total loss before income taxes	(11,318)	(45,845)	(63,816)